Other disclosures (Tables)	12 Months Ended
Dec. 31, 2017
Other disclosures
Schedule of certain financial assets and liabilities by maturity

The detail, by maturity, of the balances of certain items in the consolidated balance sheet is as follows:

	December 31, 2017
	Millions of euros								Average
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5		interest
	demand	month	months	months	years	years	years	Total	rate
Assets:
Cash, cash balances at Central Banks and other deposits on demand	110,995	—	—	—	—	—	—	110,995	0.53%
Financial assets available-for-sale	326	2,467	1,646	11,497	22,447	11,164	78,934	128,481
Debt instruments	326	2,467	1,646	11,497	22,447	11,164	78,934	128,481	4.34%
Loans and receivables	57,000	58,686	53,218	96,689	119,541	112,786	405,093	903,013
Debt instruments	249	1,381	997	2,073	2,317	1,656	8,870	17,543	3.06%
Loans and advances	56,751	57,305	52,221	94,616	117,224	111,130	396,223	885,470	—
Central banks	—	3,948	1,446	4,811	—	—	16,073	26,278	5.10%
Credits institutions	18,242	4,198	3,445	5,708	5,694	939	1,341	39,567	1.26%
Customers	38,509	49,159	47,330	84,097	111,530	110,191	378,809	819,625	5.44%
Held-to-maturity investments	—	—	—	1,902	122	294	11,173	13,491	1.52%
	168,321	61,153	54,864	110,088	142,110	124,244	495,200	1,155,980	4.61%
Liabilities:
Financial liabilities at amortized cost:	537,604	75,161	87,939	130,672	136,487	83,542	74,664	1,126,069	—
Deposits	527,499	59,325	66,667	100,658	81,169	39,719	8,283	883,320
Central banks	450	2,015	681	2,715	42,988	22,565	—	71,414	0.24%
Credit institutions	20,870	15,263	13,350	25,406	6,501	5,247	4,663	91,300	2.40%
Customer deposits	506,179	42,047	52,636	72,537	31,680	11,907	3,620	720,606	2.00%
Marketable debt securities (*)	105	11,927	11,638	29,286	54,202	43,395	64,357	214,910	2.56%
Other financial liabilities	10,000	3,909	9,634	728	1,116	428	2,024	27,839	—
	537,604	75,161	87,939	130,672	136,487	83,542	74,664	1,126,069	1.98%
Difference (assets less liabilities)	(369,283)	(14,008)	(33,075)	(20,584)	5,623	40,702	420,536	29,911	—

(*)Includes promissory notes, certificates of deposit and other short-term debt issues.

The Group’s net borrowing position with the ECB was €34,820 million at December 31, 2017, mainly because in last period the Group borrowed funds under the ECB’s targeted longer-term refinancing operations (LTRO, TLTRO) program. (See note 20).

	December 31, 2016
	Millions of euros								Average
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5	Total	interest
	demand	month	months	months	years	years	years		rate
Assets:
Cash, cash balances at Central Banks and other deposits on demand	76,454	—	—	—	—	—	—	76,454	0.98%
Financial assets available-for-sale	200	5,986	2,007	5,442	23,574	13,900	60,178	111,287
Debt instruments	200	5,986	2,007	5,442	23,574	13,900	60,178	111,287	4.33%
Loans and receivables	52,512	48,420	56,725	85,521	113,387	93,816	389,623	840,004
Debt instruments	248	1,628	708	2,246	2,125	1,918	4,364	13,237	6.31%
Loans and advances	52,264	46,792	56,017	83,275	111,262	91,898	385,259	826,767
Central banks	—	941	11,499	1,117	—	23	14,393	27,973	6.54%
Credits institutions	16,632	4,938	2,210	2,220	4,435	1,268	3,721	35,424	1.96%
Customers	35,632	40,913	42,308	79,938	106,827	90,607	367,145	763,370	5.79%
Held-to-maturity investments	—	—	—	123	2,075	342	11,928	14,468	1.70%
	129,166	54,406	58,732	91,086	139,036	108,058	461,729	1,042,213	5.12%
Liabilities:
Financial liabilities at amortized cost:	480,075	95,583	67,282	125,774	115,591	69,467	90,468	1,044,240
Deposits	471,494	79,446	42,583	86,006	69,775	34,505	7,837	791,646
Central banks	422	2,007	633	101	20,027	20,922	—	44,112	0.26%
Credit institutions	16,649	16,357	10,603	23,313	13,540	5,560	3,742	89,764	3.97%
Customer deposits	454,423	61,082	31,347	62,592	36,208	8,023	4,095	657,770	2.25%
Marketable debt securities (*)	642	12,861	14,225	39,465	43,985	34,520	80,380	226,078	3.68%
Other financial liabilities	7,939	3,276	10,474	303	1,831	442	2,251	26,516
	480,075	95,583	67,282	125,774	115,591	69,467	90,468	1,044,240	2.57%
Difference (assets less liabilities)	(350,909)	(41,177)	(8,550)	(34,688)	23,445	38,591	371,261	(2,027)

(*)Includes promissory notes, certificates of deposit and other short-term debt issues.

	December 31, 2015
	Millions of euros
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5	Total	Average
	demand	month	months	months	years	years	years		interest rate
Assets:
Cash, cash balances at Central Banks and other deposits on demand	77,751	—	—	—	—	—	—	77,751	0.79%
Financial assets available-for-sale	172	4,268	2,389	11,899	18,718	18,537	61,204	117,187
Debt instruments	172	4,268	2,389	11,899	18,718	18,537	61,204	117,187	3.87%
Loans and receivables	27,870	57,666	49,852	82,485	111,322	102,462	404,499	836,156
Debt instruments	15	1,383	1,083	1,143	1,764	1,241	4,278	10,907	5.40%
Loans and advances	27,855	56,283	48,769	81,342	109,558	101,221	400,221	825,249
Central banks	—	6,305	5,007	2,120	47	3,835	23	17,337	7.45%
Credits institutions	6,879	11,974	4,115	5,294	3,897	1,240	4,039	37,438	1.55%
Customers	20,976	38,004	39,647	73,928	105,614	96,146	396,159	770,474	5.99%
Held-to-maturity investments	—	—	—	—	2,013	140	2,202	4,355	2.39%
	105,793	61,934	52,241	94,384	132,053	121,139	467,905	1,035,449	5.22%
Liabilities:
Financial liabilities at amortized cost:	407,925	140,331	68,991	123,214	147,349	49,975	101,558	1,039,343
Deposits	403,579	122,234	47,277	88,263	88,808	14,462	31,056	795,679
Central banks	1,580	3,874	2,348	—	31,070	—	—	38,872	0.17%
Credit institutions	7,043	30,187	11,801	31,843	15,926	6,295	6,114	109,209	2.64%
Customer deposits	394,956	88,173	33,128	56,420	41,812	8,167	24,942	647,598	2.48%
Marketable debt securities (*)	134	13,142	14,900	34,303	57,880	34,998	67,430	222,787	3.70%
Other financial liabilities	4,212	4,955	6,814	648	661	515	3,072	20,877
	407,925	140,331	68,991	123,214	147,349	49,975	101,558	1,039,343	2.56%
Difference (assets less liabilities)	(302,132)	(78,397)	(16,750)	(28,830)	(15,296)	71,164	366,347	(3,894)

(*)Includes promissory notes, certificates of deposit and other short-term debt issues.

Schedule of undiscounted contractual maturities of financial liabilities at amortized cost by maturity
	December 31, 2017
	Millions of euros
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5
	demand	month	months	months	years	years	years	Total
Financial liabilities at amortized cost:
Deposits	526,059	57,490	89,249	99,780	64,977	32,365	8,157	878,077
Central banks	451	2,018	23,801	2,719	27,138	15,385	—	71,512
Credit institutions	20,378	14,903	13,035	24,807	6,348	5,123	4,553	89,147
Customer	505,230	40,569	52,413	72,254	31,491	11,857	3,604	717,418
Marketable debt securities	1,486	11,735	11,387	28,412	52,989	42,888	63,648	212,545
Other financial liabilities	10,001	3,908	9,634	728	1,116	428	2,024	27,839
	537,546	73,133	110,270	128,920	119,082	75,681	73,829	1,118,461

	December 31, 2016
	Millions of euros
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5
	demand	month	months	months	years	years	years	Total
Financial liabilities at amortized cost:
Deposits	467,529	95,231	49,246	68,830	66,255	34,781	7,765	789,637
Central banks	422	2,006	633	101	20,021	20,916	—	44,099
Credit institutions	16,676	15,789	15,500	20,057	12,364	5,517	3,736	89,639
Customer	450,431	77,436	33,113	48,672	33,870	8,348	4,029	655,899
Marketable debt securities	623	13,582	12,705	38,119	42,201	34,022	78,094	219,346
Other financial liabilities	7,939	3,645	10,097	305	1,837	442	2,251	26,516
	476,091	112,458	72,048	107,254	110,293	69,245	88,110	1,035,499

	December 31, 2015
	Millions of euros
	On	Within 1	1 to 3	3 to 12	1 to 3	3 to 5	More than 5
	demand	month	months	months	years	years	years	Total
Financial liabilities at amortized cost:
Deposits	401,813	121,750	47,094	87,916	88,558	14,406	30,927	792,465
Central banks	1,579	3,872	2,347	—	31,053	—	—	38,851
Credit institutions	7,021	30,094	11,765	31,745	15,877	6,275	6,095	108,873
Customer	393,213	87,784	32,982	56,171	41,628	8,131	24,832	644,741
Marketable debt securities	130	12,806	14,511	33,375	56,340	33,975	65,299	216,435
Other financial liabilities	4,212	4,955	6,814	648	661	515	3,072	20,877
	406,155	139,511	68,419	121,939	145,559	48,896	99,298	1,029,777

Schedule of remainder of financial assets, liabilities and memorandum items by maturity
	Within 1	1 to 3	3 to 12			More than 5
Millions of euros at December 31, 2017	months	months	months	1 to 3 years	3 to 5 years	years	Total
FINANCIAL ASSETS
Financial assets held for trading	11,147	5,887	21,896	24,178	19,563	42,787	125,458
Derivatives	4,026	1,691	5,352	17,233	14,895	14,046	57,243
Equity instruments	—	—	—	—	—	21,353	21,353
Debt instruments	4,253	1,706	11,850	6,529	4,662	7,351	36,351
Loans and advances	2,868	2,490	4,694	416	6	37	10,511
Credits institutions	1,216	1	63	416	—	—	1,696
Customers	1,652	2,489	4,631	—	6	37	8,815
Financial assets designated at Fair Value through profit or loss	9,998	4,485	5,032	3,402	3,922	7,943	34,782
Equity instruments	—	—	—	—	—	933	933
Debt instruments	19	120	850	667	579	1,250	3,485
Loans and advances	9,979	4,365	4,182	2,735	3,343	5,760	30,364
Central Banks	—	—	—	—	—	—	—
Credits institutions	7,341	2,020	183	32	77	236	9,889
Customers	2,638	2,345	3,999	2,703	3,266	5,524	20,475
Financial Assets available for sale	—	—	—	—	—	4,790	4,790
Equity instruments	—	—	—	—	—	4,790	4,790
Hedging derivatives	255	162	519	1,113	1,583	4,905	8,537
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	57	6	33	151	59	981	1,287
TOTAL FINANCIAL ASSETS	21,457	10,540	27,480	28,844	25,127	61,406	174,854

	Within 1	1 to 3	3 to 12			More than 5
Millions of euros at December 31, 2017	months	months	months	1 to 3 years	3 to 5 years	years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	38,976	4,073	7,177	17,913	16,989	22,496	107,624
Derivatives	3,698	2,070	5,951	15,634	14,897	15,642	57,892
Shorts positions	8,060	468	1,226	2,279	2,092	6,854	20,979
Deposits	27,218	1,535	—	—	—	—	28,753
Central Banks	282	—	—	—	—	—	282
Credits institutions	292	—	—	—	—	—	292
Customers	26,644	1,535	—	—	—	—	28,179
Marketable debt securities	—	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	30,152	5,166	1,635	1,251	1,120	20,292	59,616
Deposits	30,083	4,730	1,065	191	425	19,477	55,971
Central Banks	6,038	2,077	745	—	—	—	8,860
Credits institutions	16,521	1,485	63	—	97	—	18,166
Customers	7,524	1,168	257	191	328	19,477	28,945
Marketable debt securities	69	436	570	471	695	815	3,056
Other financial liabilities	—	—	—	589	—	—	589
Hedging derivatives	40	79	180	493	677	6,575	8,044
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	—	—	(2)	(1)	31	302	330
TOTAL LIABILITIES ASSETS	69,168	9,318	8,990	19,656	18,817	49,665	175,614

	Within 1	1 to 3	3 to 12			More than 5
Millions of euros at December 31, 2017	months	months	months	1 to 3 years	3 to 5 years	years	Total
Memorandum items
Contingent commitments	87,280	14,165	54,069	32,664	34,011	15,781	237,970
Contingent liabilities	17,065	5,059	12,599	10,502	2,326	1,566	49,117
MEMORANDUM ITEMS	104,345	19,224	66,668	43,166	36,337	17,347	287,087

Schedule of equivalent euro value of assets and liabilities

	Equivalent value in millions of euros
	2017		2016		2015
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities

Cash, cash balances at Central Banks and other deposits on demand	67,025	—	60,423	—	65,886	—
Financial assets/liabilities held for trading	82,004	76,459	100,083	70,958	93,699	66,576
Other financial assets/liabilities at fair value through profit or loss	7,322	21,766	6,965	16,667	7,367	21,546
Financial assets/liabilities available-for-sale	65,691	—	68,370	—	68,012	—
Loans and receivables	553,301	—	571,829	—	569,013	—
Investments held-to-maturity	11,490	—	12,272	—	2,342	—
Investments	1,121	—	1,308	—	1,191	—
Tangible assets	15,971	—	16,957	—	15,005	—
Intangible assets	23,499	—	26,338	—	26,377	—
Financial liabilities at amortized cost	—	638,680	—	678,542	—	668,014
Liabilities under insurance contracts	—	58	—	61	—	1
Other	23,695	20,989	27,961	23,169	23,622	22,626
	851,119	757,952	892,506	789,397	872,514	778,763

Schedule of financial assets measured at other than fair value

	Millions of euros
	2017					2016					2015
	Carrying	Fair				Carrying	Fair				Carrying	Fair
Assets	amount	value	Level 1	Level 2	Level 3	amount	value	Level 1	Level 2	Level 3	amount	value	Level 1	Level 2	Level 3
Loans and advances	885,470	895,645	—	141,839	753,806	826,767	833,819	—	127,224	706,595	825,249	830,840	—	158,010	672,830
Debt instruments	31,034	31,094	10,994	13,688	6,412	27,705	27,417	11,529	11,678	4,210	15,262	15,071	4,310	9,333	1,428
	916,504	926,739	10,994	155,527	760,218	854,472	861,236	11,529	138,902	710,805	840,511	845,911	4,310	167,343	674,258

Schedule of financial liabilities measured at other than fair value

	Millions of euros
	2017					2016					2015
	Carrying	Fair				Carrying	Fair				Carrying	Fair
Liabilities	amount	value	Level 1	Level 2	Level 3	amount	value	Level 1	Level 2	Level 3	amount	value	Level 1	Level 2	Level 3
Deposits	883,320	883,880	—	177,147	706,733	791,646	792,172	—	90,271	701,901	795,679	795,301	—	109,491	685,810
Debt instruments and other financial liabilities	242,749	248,891	52,896	139,301	56,694	252,594	255,758	43,306	186,356	26,096	243,664	246,540	62,539	162,823	21,178
	1,126,069	1,132,771	52,896	316,448	763,427	1,044,240	1,047,930	43,306	276,627	727,997	1,039,343	1,041,841	62,539	272,314	706,988

Schedule of sovereign risk

The detail at December 31, 2017, 2016 and 2015, by type of financial instrument, of the Group's sovereign risk exposure to Europe's peripheral countries and of the short positions held with them, taking into consideration the criteria established by the European Banking Authority (EBA) (See note 54) is as follows:

Sovereign risk by country of issuer/borrower at December 31, 2017 (*)
Millions of euros
	Debt instruments							Derivatives (***)
Financial
assets held for
trading and
Financial
assets
	designated at		Financial			Loans and
	fair value		assets		Held-to-	advances to	Total net
	through profit	Short	available-	Loans and	maturity	customers	direct	Other than
	or loss	positions	for-sale	receivables	investments	(**)	exposure (****)	CDSs	CDSs
Spain	6,940	(2,012)	37,748	1,585	1,906	16,470	62,637	(21)	—
Portugal	208	(155)	5,220	232	3	3,309	8,817	—	—
Italy	1,962	(483)	4,613	—	—	16	6,108	(5)	5
Greece	—	—	—	—	—	—	—	—	—
Ireland	—	—	—	—	—	—	—	—	—

(*)        Information prepared under EBA standards. Also, there are government debt securities on insurance companies’ balance sheets amounting to €11,673 million (of which €10,079 million, €1,163 million and €431 million relate to Spain, Portugal and Italy, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to €3,596 million (€3,010 million, €146 million and €440 million to Spain, Portugal and Italy, respectively).

(**)      Presented without taking into account the Other comprehensive income recognized (€31 million).

(***)    "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

(****)  €19,601 million were included within the direct exposures of the Balance Sheet mainly from debt securities of Grupo Banco Popular.

Sovereign risk by country of issuer/borrower at December 31, 2016 (*)
Millions of euros
	Debt instruments							Derivatives (***)
Financial
assets held for
trading and
Financial
assets
	designated at		Financial			Loans and
	fair value		assets		Held-to-	advances to	Total net
	through profit	Short	available-	Loans and	maturity	customers	direct	Other than
	or loss	positions	for-sale	receivables	investments	(**)	exposure	CDSs	CDSs
Spain	8,943	(4,086)	23,415	1,516	1,978	14,127	45,893	(176)	—
Portugal	154	(212)	5,982	214	4	930	7,072	—	—
Italy	2,211	(758)	492	—	—	7	1,952	(2)	2
Greece	—	—	—	—	—	—	—	—	—
Ireland	—	—	—	—	—	—	—	—	—

(*)        Information prepared under EBA standards. Also, there are government debt securities on insurance companies’ balance sheets amounting to €10,502 million (of which €9,456 million, €717 million and €329 million relate to Spain, Portugal and Italy, respectively) and off-balance-sheet exposure other than derivatives – contingent liabilities and commitments– amounting to €5,449 million (€5,349 million, €91 million and €9 million to Spain, Portugal and Italy, respectively).

(**)      Presented without taking into account the Other comprehensive income recognized (€27 million).

(***)    “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Sovereign risk by country of issuer/borrower at December 31, 2015 (*)
	Millions of euros
	Debt instruments							Derivatives (***)
	Financial
	assets held for
	trading and
	Financial
	assets
	designated at		Financial			Loans and
	fair value		assets		Held-to-	advances to	Total net
	through profit	Short	available-	Loans and	maturity	customers	direct	Other than
	or loss	positions	for-sale	receivables	investments	(**)	exposure	CDSs	CDSs
Spain	7,647	(2,446)	26,443	1,032	2,025	13,993	48,694	(217)	—
Portugal	278	(174)	7,916	916	—	1,071	10,007	—	1
Italy	3,980	(1,263)	—	—	—	—	2,717	(4)	4
Greece	—	—	—	—	—	—	—	—	—
Ireland	—	—	—	—	—	—	—	6	—

(*)        Information prepared under EBA standards. Also, there are government debt securities on insurance companies' balance sheets amounting to €11,273 million (of which €9,892 million, €605 million and €776 million relate to Spain, Portugal and Italy, respectively) and off-balance-sheet exposure other than derivatives –contingent liabilities and commitments– amounting to €3,134 million (€3,045 million and €89 million to Spain and Portugal, respectively).

(**)      Presented without taking into account the Other comprehensive income recognized (€31 million).

(***)    "Other than CDSs" refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Schedule of other counterparties risk

The detail of the Group's other exposure to other counterparties (private sector, central banks and other public entities that are not considered to be sovereign risks) in the aforementioned countries at December 31, 2017, 2016 and 2015 is as follows:

Exposure to other counterparties by country of issuer/borrower at December 31, 2017 (*)
	Millions of euros
			Debt instruments						Derivatives (***)
			Financial assets
			held for trading
			and Financial
			assets designated	Financial			Loans and
	Balances	Reverse	at fair value	assets		Investments	advances to	Total net
	with central	repurchase	through profit or	available-for-	Loans and	held-to-	customers	direct	Other than
	banks	agreements	loss	sale	receivables	maturity	(Note 10)(*)	exposure	CDSs	CDSs
Spain	36,091	6,932	623	4,784	2,880	—	210,976	262,286	2,299	2
Portugal	761	178	160	764	4,007	106	35,650	41,626	1,416	—
Italy	17	2,416	438	1,010	—	—	10,015	13,896	211	5
Greece	—	—	—	—	—	—	56	56	30	—
Ireland	—	—	20	476	584	—	1,981	3,061	79	—

(*)        Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to €81,072 million, €8,936 million, €4,310 million, €200 million and €714 million, of which Grupo Banco Popular €15,460 million, to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

(**)      Presented excluding Other comprehensive income and impairment losses recognized (€10,653 million of which around €3,986 of Grupo Banco Popular).

(***)   “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

(****) €83,625 million were included within the direct exposures of the Balance Sheet mainly from debt securities of Grupo Banco Popular.

Exposure to other counterparties by country of issuer/borrower at December 31, 2016 (*)
	Millions of euros
			Debt instruments						Derivatives (***)
			Financial assets
			held for trading
			and Financial
			assets designated	Financial			Loans and
	Balances	Reverse	at fair value	assets		Investments	advances to	Total net
	with central	repurchase	through profit or	available-for-	Loans and	held-to-	customers	direct	Other than
	banks	agreements	loss	sale	receivables	maturity	(Note 10)(*)	exposure	CDSs	CDSs
Spain	9,640	8,550	1,223	4,663	711	—	147,246	172,033	2,977	(16)
Portugal	655	—	84	426	3,936	240	28,809	34,150	1,600	—
Italy	26	—	818	732	—	—	6,992	8,568	161	6
Greece	—	—	—	—	—	—	47	47	34	—
Ireland	—	—	45	396	77	—	985	1,503	690	—

(*)        Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to €64,522 million, €6,993 million, €3,364 million, €268 million and €369 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

(**)      Presented excluding Other comprehensive income and impairment losses recognized (€8,692 million).

(***)    “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Exposure to other counterparties by country of issuer/borrower at December 31, 2015 (*)
	Millions of euros
			Debt instruments					Derivatives (***)
			Financial assets
			held for trading
			and Financial
			assets designated	Financial		Loans and
	Balances	Reverse	at fair value	assets		advances to	Total net
	with central	repurchase	through profit or	available-for-	Loans and	customers	direct	Other than
	banks	agreements	loss	sale	receivables	(Note 10) (*)	exposure	CDSs	CDSs
Spain	2,349	15,739	1,545	4,166	1,143	153,863	178,805	3,367	(42)
Portugal	2,938	—	159	992	2,999	29,928	37,016	1,729	—
Italy	5	—	167	813	—	6,713	7,698	35	5
Greece	—	—	—	—	—	44	44	32	—
Ireland	—	—	63	239	40	734	1,076	300	—

(*)        Also, the Group has off-balance-sheet exposure other than derivatives -contingent liabilities and commitments- amounting to €64,159 million, €6,374 million, €3,746 million, €17 million and €387 million to counterparties in Spain, Portugal, Italy, Greece and Ireland, respectively.

(**)      Presented excluding Other comprehensive income and impairment losses recognized (€11,641 million).

(***)    “Other than CDSs” refers to the exposure to derivatives based on the location of the counterparty, irrespective of the location of the underlying. “CDSs” refers to the exposure to CDSs based on the location of the underlying.

Schedule of credit default swaps
31/12/17
Millions of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	324	499	(175)	(3)	5	2
Portugal	Sovereign	25	128	(103)	(1)	1	—
	Other	1	1	—	—	—	—
Italy	Sovereign	25	450	(425)	—	5	5
	Other	225	201	24	(3)	8	5

31/12/16
Millions of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	534	751	(217)	(3)	(13)	(16)
Portugal	Sovereign	28	290	(262)	1	(1)	—
	Other	—	6	(6)	—	—	—
Italy	Sovereign	78	503	(425)	—	2	2
	Other	317	362	(45)	(1)	7	6

31/12/15
Millions of euros
		Notional amount			Fair value
		Bought	Sold	Net	Bought	Sold	Net
Spain	Sovereign	—	—	—	—	—	—
	Other	724	991	(267)	(3)	(39)	(42)
Portugal	Sovereign	28	187	(159)	—	1	1
	Other	71	77	(6)	—	—	—
Italy	Sovereign	183	448	(265)	(1)	5	4
	Other	553	618	(65)	3	2	5